Stockholders' Equity - Schedule of Stockholders' Compensation (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Paid / prepaid, Gross	R$ 3,666	R$ 3,355	R$ 3,002
Dividends - 11 monthly installments, Gross	1,074	987	932
Interest on capital, Gross	2,592	2,368	2,070
Provided for (Recorded in Other Liabilities), Gross	1,877	3,169	2,502
Dividends - 1 monthly installment, Gross	98	98	89
Dividends provision-R$ 0.1304, Gross	843
Interest on capital	936	3,071
Identified in Revenue Reserve ,Gross	13,658	(5,050)	2,703
Total	19,201	11,574	8,207
Paid / prepaid, WHT	(389)	(355)	(311)
Dividends - 11 monthly installments, WHT	0	0	0
Interest on capital, WHT	(389)	(355)	(311)
Provided for (Recorded in Other Liabilities), WHT	(140)	(461)	(186)
Dividends - 1 monthly installment, WHT	0	0	0
Dividends provision - R$ 0.01304, WHT	0
Interest on capital, WHT	(140)	(461)
Identified in Revenue Reserve In Stockholders' Equity, WHT	(1,114)	(758)	(405)
Total ,WHT	(1,643)	(1,574)	(902)
Paid / prepaid	3,277	3,000	2,691
Dividends-11 monthly installments	1,074	987	932
Interest on capital	2,203	2,013	1,759
Provided for (Recorded in Other Liabilities)	1,737	2,708	2,316
Dividends-1 monthly installment	98	98	89
Dividends provision-R$ 0.1304	843
Interest on capital	796	2,610
Identified in Revenue Reserve In Stockholders' Equity	12,544	4,292	2,298
Total	R$ 17,558	R$ 10,000	7,305
Interest on Capital One [Member]
Disclosure of classes of share capital [line items]
Interest on capital			1,173
Interest on capital			1,173
Interest on Capital Two [Member]
Disclosure of classes of share capital [line items]
Interest on capital			1,240
Interest on capital, WHT			(186)
Interest on capital			R$ 1,054